Document and Entity Information	May 04, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001804745
Document Type	8-K/A
Document Period End Date	May 04, 2023
Entity Registrant Name	DRIVEN BRANDS HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39898
Entity Tax Identification Number	47-3595252
Entity Address, Address Line One	440 South Church Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	(704)
Local Phone Number	377-8855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DRVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by Driven Brands Holdings Inc. (the “Company”) with the U.S. Securities and Exchange Commission on May 8, 2023 (the “Original Form 8-K”). The Original Form 8-K disclosed that the employment of Tiffany Mason, the Company’s former Chief Financial Officer, ended on May 4, 2023. The sole purpose of this Amendment is to disclose the terms and conditions of the Separation Agreement and General Release (“Agreement”) that the Company and Ms. Mason entered into on June 5, 2023. No other changes have been made to the Original Form 8-K.